Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
OPTIONS AND WARRANTS
4.	RESTRICTED STOCK AND WARRANTS

Restricted Stock to CEO

Between May 12, 2016, and January 1, 2022, the Company entered into Restricted Stock Grant Agreements (“the RSGAs”) with its Chief Executive Officer, Riggs Eckelberry, to create management incentives to improve the economic performance of the Company and to increase its value and stock price. All shares issuable under the RSGAs are performance based shares. The RSGAs provides for the issuance of up to an aggregate of 242,109,214 shares of the Company’s common stock to Mr. Eckelberry provided certain milestones are met in certain stages; a) If the Company’s consolidated gross revenue, calculated in accordance with generally accepted accounting principles, consistently applied, equals or exceeds $15,000,000 for the trailing twelve month period as reported in the Company’s quarterly or annual financial statements, the Company will issue up to an aggregate of 121,054,607 shares of its common stock; b) If the Company’s consolidated operating profit (Operating Profit = Operating Revenue - Cost of Goods Sold - Operating Expenses - Depreciation & Amortization), calculated in accordance with generally accepted accounting principles, equals or exceeds $1,500,000 for the trailing twelve month period as reported in the Company’s SEC Reports, the Company will issue up to an aggregate of 121,054,607 shares of its common stock. The Company has not recognized any costs associated with the milestones, because achievement is not probable. As the performance goals are achieved, the shares shall become eligible for vesting and issuance.

Restricted Stock to the Board, Employees and Consultants

Between May 12, 2016, and August 4, 2022, the Company entered into Restricted Stock Grant Agreements (“the BEC RSGAs”) with its members of the Board, employees, and consultants to create management incentives to improve the economic performance of the Company and to increase its value and stock price. All shares issuable under the BEC RSGAs are performance based shares. The BEC RSGAs provide for the issuance of up to 296,678,542 shares of the Company’s common stock to employees and consultants provided certain milestones are met in certain stages; a) If the Company’s consolidated gross revenue, calculated in accordance with generally accepted accounting principles, consistently applied, equals or exceeds $15,000,000 for the trailing twelve month period as reported in the Company’s quarterly or annual financial statements, the Company will issue up to an aggregate of 148,339,271 shares of its common stock; b) If the Company’s consolidated operating profit Operating Profit = Operating Revenue - Cost of Goods Sold - Operating Expenses - Depreciation & Amortization), calculated in accordance with generally accepted accounting principles, equals or exceeds $1,500,000 for the trailing twelve month period as reported as reported in the Company’s SEC reports, the Company will issue up to an aggregate of 148,339,271 shares of its common stock. The Company has not recognized any costs associated with the milestones, because achievement is not probable. As the performance goals are achieved, the shares shall become eligible for vesting and issuance.

On August 14, 2019, the Board of Directors approved an amendment to the RSGAs and BEC RSGAs to include an alternative vesting schedule for the Grantees and on January 26, 2022, the Company amended the procedures for processing the RSGAs and BEC RSGAs. Once a Grantee is eligible to participate in alternate vesting, then they will be added to the list of alternate vestees, enlarging the pool of vestees among which, 10% of stock sales that are allowed under the agreement is divided for the next year. The Company then (i) calculates the value of the Company common stock traded in the year immediately prior to the vesting year, using daily adjusted close and volume, as quoted on the public securities trading market on which the Company’s common stock is then traded (ii) determines the cost basis of the shares, which shall be the closing price quoted on the public securities trading market, quoted on the first trading day of the vesting year which will be the grantee’s cost basis, and (iii) applies the 10% calculation and divides it into the number of qualifying alternate vestees, giving the gross number of shares available to each Grantee. For each alternate vestee for each year in which there occurs a vesting or a potential vesting, the Company (i) does a 90-day lookback from the first day of the latest vesting month, to limit cumulative vesting of shares for each alternate vestee for the 90-day period to 1% of total Company shares of common stock outstanding for the period, using the then current figure for shares outstanding at the time of the lookback; (ii) places the excess shares (the “Overlimit Shares”) in suspense for issuance in the next 90-day period so that in each future 90-day period they may be issued, and (iii) if on the 90-day lookback, cumulative issuances are less than 1% of shares outstanding, the Company will add the shares from previous 90-day lookback, if any. For the avoidance of doubt, the Company will not record any Overlimit Shares as vested until such as time as they have been finally issued. If the fair market value of the Company’s common stock on the date the shares are vested is less than the fair market value of the Company’s common stock on the effective date of the RSGA or BEC RSGA, then the number of vested shares issuable (assuming all conditions are satisfied) shall be increased so that the aggregate fair market value of vested shares issuable on the vesting date equals the aggregate fair market value that such number of shares would have had on the effective date. Upon the occurrence of a Company performance goal, the right to participate in the alternate vesting schedule will terminate, and the vesting of the remaining unvested shares will be as set forth under the restricted stock award agreement.

During the nine months ended September 30, 2022, upon qualifying under the alternative vesting schedule, the Company issued an aggregate of 632,327 shares relating to the RSGAs and an aggregate of 390,865 shares relating to the BEC RSGAs.

Warrants

During the nine months ended September 30, 2022, the Company granted 40,414,216 common stock purchase warrants, associated with the issuance of preferred stock. A summary of the Company’s warrant activity and related information follows for the nine months ended September 30, 2022:

	September 30, 2022
	Number of Warrants	Weighted average exercise price
Outstanding - beginning of period	217,085,783	$0.0868
Granted	40,414,216	$0.1234
Exercised	-	-
Expired/Exchanged	(162,526,010)	$0.0723
Outstanding - end of period	94,973,989	$0.1201

At September 30, 2022, the weighted average remaining contractual life of warrants outstanding:

	September 30, 2022
			Weighted Average
			Remaining
Exercisable	Warrants	Warrants	Contractual
Prices	Outstanding	Exercisable	Life (years)
$0.02	600,000	600,000	3.92
$0.05	25,200,000	25,200,000	0.42
$0.10	10,965,000	10,965,000	0.21- 4,39
$0.25	10,006,000	10,006,000	1.25 - 4.50
$0.0275	8,727,273	8,727,273	8.66
$0.125	37,914,216	37,914,216	4.22 - 4.99
$1.00	1,561,500	1,561,500	1.75 - 2.21
	94,973,989	94,973,989

At September 30, 2022, the aggregate intrinsic value of the warrants outstanding was $0.

4.	OPTIONS AND WARRANTS

Restricted Stock to CEO

Between May 12, 2016, and August 14, 2019, the Company entered into Restricted Stock Grant Agreements (“the RSGAs”) with its Chief Executive Officer, Riggs Eckelberry, to create management incentives to improve the economic performance of the Company and to increase its value and stock price. All shares issuable under the RSGAs are performance based shares and none have yet vested nor have any been issued. The RSGAs provides for the issuance of up to an aggregate of 109,214 shares of the Company’s common stock to Mr. Eckelberry provided certain milestones are met in certain stages; a) If the Company’s consolidated gross revenue, calculated in accordance with generally accepted accounting principles, consistently applied, equals or exceeds $15,000,000 for the trailing twelve month period as reported in the Company’s quarterly or annual financial statements, the Company will issue up to an aggregate of 54,607 shares of its common stock; b) If the Company’s consolidated operating profit (Operating Profit = Operating Revenue - Cost of Goods Sold - Operating Expenses - Depreciation & Amortization), calculated in accordance with generally accepted accounting principles, equals or exceeds $1,500,000 for the trailing twelve month period as reported in the Company’s SEC Reports, the Company will issue up to an aggregate of 101,054,607 shares of its common stock. The Company has not recognized any costs associated with the milestones, because achievement is not probable. As the performance goals are achieved, the shares shall become eligible for vesting and issuance.

Restricted Stock to Employees and Consultants

Between May 12, 2016, and August 14, 2019, the Company entered into Restricted Stock Grant Agreements (“the E&C RSGAs”) with its employees and consultants, to create management incentives to improve the economic performance of the Company and to increase its value and stock price. All shares issuable under the E&C RSGAs are performance based shares and none have yet vested nor have any been issued. The E&C RSGAs provide for the issuance of up to 378,750 shares of the Company’s common stock to employees and consultants provided certain milestones are met in certain stages; a) If the Company’s consolidated gross revenue, calculated in accordance with generally accepted accounting principles, consistently applied, equals or exceeds $15,000,000 for the trailing twelve month period as reported in the Company’s quarterly or annual financial statements, the Company will issue up to an aggregate of 189,375 shares of its common stock; b) If the Company’s consolidated operating profit Operating Profit = Operating Revenue - Cost of Goods Sold - Operating Expenses - Depreciation & Amortization), calculated in accordance with generally accepted accounting principles, equals or exceeds $1,500,000 for the trailing twelve month period as reported as reported in the Company’s SEC reports, the Company will issue up to an aggregate of 109,070,842 shares of its common stock. The Company has not recognized any costs associated with the milestones, because achievement is not probable. As the performance goals are achieved, the shares shall become eligible for vesting and issuance.

On August 14, 2019, the Board of Directors approved an amendment to the RSGAs and E&C RSGAs to include an alternative vesting schedule for the Grantees. The Grantees can elect to participate in the alternate vesting schedule for grants received at least two years prior to the date requested. On the first day of each calendar month, an aggregate dollar amount of restricted stock equal to an aggregate of 5% of the total dollar amount of the Company’s common stock that traded during the prior calendar month, will vest, divided equally among all RSGAs and E&C RSGAs that have duly elected to participate in the alternate vesting schedule, with value based on the fair market value under the respective RSGAs and E&C RSGAs. The fair market value shall equal the average of the trailing ten (10) closing trade prices of the Company’s common stock on the last ten (10) trading days of the month immediately prior to the date of determination as quoted on the public securities trading market on which the Company’s common stock is then traded. If the fair market value of the Company’s common stock on the date the shares are vested is less than the fair market value of the Company’s common stock on the effective date of the RSGA or E&C RSGA, then the number of vested shares issuable (assuming all conditions are satisfied) shall be increased so that the aggregate fair market value of vested shares issuable on the vesting date equals the aggregate fair market value that such number of shares would have had on the effective date. Upon the occurrence of a Company performance goal, the right to participate in the alternate vesting schedule will terminate, and the vesting of the remaining unvested shares will be as set forth under the restricted stock award agreement.

On May 18, 2020, the Company entered into Restricted Stock Grant Agreements (the “May RSGAs”) with its Chief Executive Officer, T. Riggs Eckelberry, members of the Board, employees and consultants to create management incentives to improve the economic performance of the Company and to increase its value and stock price. All shares issuable under the May RSGAs are performance-based shares and none have yet vested nor have any been issued. The May RSGAs provide for the issuance of up to an aggregate of 10,500,000 shares of the Company’s common stock as follows: 2,000,000 to Mr. Eckelberry, 500,000 to each of the other three members of the Board, and an aggregate of 7,000,000 to employees and consultants provided certain milestones are met in certain stages; a) If the Company’s consolidated gross revenue, calculated in accordance with generally accepted accounting principles, consistently applied, equals or exceeds $15,000,000 for the trailing twelve month period, the Company will issue up to an aggregate of 5,250,000 shares of its common stock; b) If the Company’s consolidated operating profit (Operating Profit = Operating Revenue - Cost of Goods Sold - Operating Expenses - Depreciation & Amortization), calculated in accordance with generally accepted accounting principles, equals or exceeds $1,500,000 for the trailing twelve month period as reported as reported in the Company’s SEC reports, the Company will issue up to an aggregate of 5,250,000 shares of its common stock. As the performance goals are achieved or if alternate vesting is qualified and selected, the shares shall become eligible for vesting and issuance.

During the year ended December 31, 2021, per electing and qualifying for the Restricted Stock Grant Agreement alternate vesting schedule, the Company issued to Mr. T. Riggs Eckelberry, one employee and one consultant an aggregate of 2,771,892 shares of the Company’s common stock with a value of $211,521, calculated using the closing share prices on the dates of the vesting agreements.

Warrants

During the year ended December 31, 2021, the Company issued 218,085,783 purchase warrants, associated with the preferred stocks. A summary of the Company’s warrant activity and related information follows for the years ended December 31, 2021 and 2020:

	2021		2020
	Number of Warrants	Weighted average exercise price	Number of Warrants	Weighted average exercise price
Outstanding - beginning of year	15,922,044	$500.03	122,044	$500.00
Granted	218,085,783	$0.0868	15,800,000	$0.03
Exercised	(1,000,000)	$(0.05)	-	-
Expired	(15,922,044)	$(500.03)	-	-
Outstanding - end of year	217,085,783	$0.0868	15,922,044	$500.03

At December 31, 2021 and 2020, the weighted average remaining contractual life of warrants outstanding:

	2021			2020
			Weighted Average			Weighted Average
			Remaining			Remaining
Exercisable	Warrants	Warrants	Contractual	Warrants	Warrants	Contractual
Prices	Outstanding	Exercisable	Life (years)	Outstanding	Exercisable	Life (years)
$0.02	600,000	600,000	4.67	-	-	-
$0.05	125,698,340	125,698,340	0.14 - 1.16	9,800,000	9,800,000	0.88 -1.00
$0.10	67,292,670	67,292,670	0.14 - 0.74	6,000,000	6,000,000	0.88
$0.25	13,206,000	13,206,000	1.50 - 5.00	-	-	-
$0.0275	8,727,273	8,727,273	9.41	-	-	-
$-	-	-	-	122,044	122,044	0.62
$1.00	1,561,500	1,561,500	2.50 - 2.74	-	-	-
	217,085,783	217,085,783		15,922,044	15,922,044

At December 31, 2021 and 2020, the aggregate intrinsic value of the warrants outstanding was $0.